Note 8 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Securities, FV-NI, Current	$ 14,509	$ 11,994
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	18,705	14,166
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Noncurrent		0
Marketable Securities, Current	21,672	17,751
Equity Securities, FV-NI, Noncurrent	5,962	6,768
Other Income [Member]
Equity Securities, FV-NI, Realized Gain (Loss)	$ 301	$ 540